Segment Geographical Information and Major Customers (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Long-lived assets	$ 139,557	$ 152,668
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	100,206	111,217
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	30,222	32,223
Japan [Member]
Segment Reporting Information [Line Items]
Long-lived assets	5,082	5,008
Others [Member]
Segment Reporting Information [Line Items]
Long-lived assets	2,800	2,931
Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,247	$ 1,289